[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


January 31, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Insured Municipals Income Trust and Investors' Quality
          Tax-Exempt Trust, Multi-Series 306

          File No. 333-59223  CIK #1024822

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on January 26, 2011.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Van Kampen Funds Inc.